Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	[1]	¥ 586,485	¥ (133,889)
Less: Net gains (losses) recognized during the period on equity securities sold during the period		81,151	(16,559)
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period		¥ 505,334	¥ (117,330)

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.